Net (Loss) / Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2018
Net (Loss) / Income Per Unit [Abstract]
Net (Loss) / Income Per Unit Basic and Diluted
BASIC AND DILUTED	2018	2017	2016
Numerators
Partnership’s net (loss) / income	$ (104)	$ 38,483	$ 52,489
Less:
Preferred unit holders’ interest in Partnership’s net income	11,101	11,101	11,101
General Partner’s interest in Partnership’s net (loss) / income	(211)	522	818
Partnership’s net (loss) / income allocable to unvested units	(71)	135	285
Common unit holders’ interest in Partnership’s net (loss) / income	$ (10,923)	$ 26,725	$ 40,285
Denominators
Weighted average number of common units outstanding, basic and diluted	18,100,455	17,692,192	17,114,761
Net (loss) / income per common unit:
Basic and Diluted	$ (0.60)	$ 1.51	$ 2.35